10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Details
Remuneration or fees	$ 172,175	$ 171,200	$ 184,813
Option based payments (non-cash item)	395,589	203,254	42,090
Total compensation for key management personnel	$ 567,764	$ 374,454	$ 226,903